Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
Leases

Note 2 – Leases

In February 2016 the FASB issued ASU 2016-02, Leases (Topic 842) (“ASC 842” or the “new lease standard”). The Company adopted ASC 842 as of January 1, 2019, using the effective date method.

The new standard provides a number of optional practical expedients in transition. The Company has elected to apply the “package of practical expedients” which allow the Company to not reassess: (i) whether existing or expired arrangements contain a lease, (ii) the lease classification of existing or expired leases, or (iii) whether previous initial direct costs would qualify for capitalization under the new lease standard. The Company has also elected to apply the short-term lease exemption for all leases with an original term of less than 12 months, for purposes of applying the recognition and measurements requirements in the new lease standard.

Upon adoption, the Company recognized its lease for manufacturing and office space (the “Facility Lease”) on the balance sheet as an operating lease right-of-use asset in the amount of $714,416 and as a lease liability of $822,374. The Facility Lease commenced September 29, 2017 and continues through August 31, 2022. The Company has the option to renew the Facility Lease for an additional five years. However, the renewal option to extend the Facility Lease is not included in the right-of-use asset or lease liability as the option is not reasonably certain of exercise. The Company regularly evaluates the renewal option and when it is reasonably certain of exercise, the Company will include the renewal period in its lease term.

Surna Inc.

Notes to Condensed Consolidated Financial Statements

September 30, 2021

(in US Dollars except share numbers)

(Unaudited)

Beginning September 1, 2018, and each subsequent September 1 during the term, the monthly rent under the Facility Lease will increase by 3%. Total rent under the current building lease is charged to expense over the term of the lease on a straight-line basis, resulting in the same monthly rent expense throughout the lease. The difference between the rent expense amount and the actual rent paid is recorded to operating lease liability on the Company’s condensed consolidated balance sheets.

Under the Facility Lease, the landlord agreed to pay the Company or the Company’s contractors for tenant improvements made by the Company not to exceed $100,000, which were used for normal tenant improvements. The Company determined that these improvements were not specialized and could be utilized by a subsequent tenant and, as such, the improvements were considered assets of the lessor. As of January 1, 2019, the unamortized amount of tenant improvement allowance of $81,481 was treated as a reduction in measuring the right-of-use asset.

Under the Facility Lease, the Company pays the actual amounts for property taxes and insurance, excludes such payments from lease contract consideration, and records such payments as incurred. The Company also pays the landlord for common area maintenance, which is considered a non lease component. For the Facility Lease, the Company has not elected the accounting policy to include both the lease and non lease components as a single component and account for it as the lease.

In determining the right-of-use asset and lease liability, the Company applied a discount rate to the minimum lease payments under the Facility Lease. ASC 842 requires the Company to use the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Since the discount rate is not implicit in the lease agreement, we utilized an estimated incremental borrowing rate provided by the Company’s depository bank.

The lease cost, cash flows and other information related to the Facility Lease were as follows:

For the Nine Months Ended September 30,
2021
Operating lease cost	$162,667
Operating cash outflow from operating lease	$210,154

As of September 30, 2021
Operating lease right-of-use asset	$194,353
Operating lease liability, current	$238,140
Operating lease liability, long-term	$-

Remaining lease term	.9 years
Discount rate	5.00%

Surna Inc.

Notes to Condensed Consolidated Financial Statements

September 30, 2021

(in US Dollars except share numbers)

(Unaudited)

Future annual minimum lease payments on the Facility Lease as of September 30, 2021 were as follows:

Years ended December 31,
2021 (excluding the nine months ended September 30, 2021)	71,710
2022	170,891
Total minimum lease payments	242,601
Less imputed interest	(4,461)
Present value of minimum lease payments	$238,140

On April 30, 2021, the Company entered into an agreement to sublease approximately 6,900 square feet of its office and manufacturing space. The sublease commenced on April 30, 2021 and will continue on a month-to-month basis until either party gives 30-days’ notice. Unless 30-days’ notice is provided sooner, this sublease will end upon termination of the Company’s Lease Agreement with its current landlord. Rent was initially charged at $5,989 per month and increased to $11,978 per month effective July 1, 2021. The Sublessor is also responsible for its prorated share of utilities and other related costs. This new sublease does not change the Company’s legal relationship or financial obligations with its landlord. The Company continues to be responsible for all the remaining financial obligations under its existing lease with the landlord. Accordingly, entering into the new sublease did not impact the carrying value of the Company’s operating lease right of use asset or operating lease liability. Moreover, after an initial two-month transitional period, the rental rate per square foot under the new sublease is identical to the rental rate per square foot for the Company’s existing lease with its landlord which indicates that there is no impairment to the carrying value of the Company’s operating lease right of use asset.

On July 27, 2021, the Company entered into a Lease Termination Agreement with its current landlord for the 18,952 square foot office and manufacturing facility in Boulder, CO, which was previously scheduled to expire on August 31, 2022. The termination provides for the Company to vacate the facility no later than November 15, 2021. In exchange for early termination from its lease obligation, the Company paid a nominal lease termination fee on July 28, 2021. The termination was also contingent upon a successor tenant executing a new lease with the landlord and the Company paying the remaining deferred rent and security deposit amounts (See Contractual Payment Obligations section). The landlord and successor tenant entered into a lease agreement on July 27, 2021. The remaining deferred rent and security deposit will be paid in conjunction with the final rent payment.

On July 28, 2021, the Company entered into an agreement to lease 11,491 square feet of office and manufacturing space in Louisville, CO. The lease commences on November 1, 2021 and continues through January 31, 2027. The Company has the option to renew the lease for an additional 60-month period.

Note 4 – Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842)(“ASC 842” or the “new lease standard”). The Company adopted ASC 842 as of January 1, 2019, using the effective date method. Consequently, financial information will not be updated, and the disclosures required under the new lease standard will not be provided, for dates and periods prior to January 1, 2019.

The new lease standard provides a number of optional practical expedients in transition. The Company has elected to apply the “package of practical expedients” which allow the Company to not reassess: (i) whether existing or expired arrangements contain a lease, (ii) the lease classification of existing or expired leases, or (iii) whether previous initial direct costs would qualify for capitalization under the new lease standard. The Company has also elected to apply the short-term lease exemption for all leases with an original term of less than 12 months, for purposes of applying the recognition and measurements requirements in the new lease standard.

On June 27, 2017, the Company entered into a lease for its manufacturing and office space (the “Facility Lease”), which commenced September 29, 2017 and continues through August 31, 2022. The Company occupied its 12,700 square foot space for $12,967 per month until January 1, 2018. On January 2, 2018, the leased space was expanded to 18,600 square feet, and the monthly rental rate increased to $18,979 until August 31, 2018. Beginning September 1, 2018 and 2019, the monthly rent increased to $19,549 and $20,135, respectively. On each September 1 through the end of the lease, the monthly rent will increase by 3%. Pursuant to the current lease, the Company made a security deposit of $51,000 on July 31, 2017. The deposit of $1,600 paid to the previous owner of the property was forwarded to the current landlord. The Company has the option to renew the Facility Lease for an additional five years.

During 2020, the Company entered into an agreement with its landlord to apply its rent deposit of $52,600 to rent payments due during the period. The deposit required on the lease will be reduced to approximately $32,000 and will be payable in 12 monthly installments from January through December of 2021. Further, the landlord also agreed to defer payment of fifty percent of the three months of lease payments (base rent only) for the period July to September 2020. The deferred lease payments amount to approximately $30,000 and will be payable in 12 monthly installments from January to December 2021.

Total rent under the Facility Lease is charged to expense over the term of the lease on a straight-line basis, resulting in the same monthly rent expense throughout the lease. The difference between the rent expense amount and the actual rent paid is recorded to operating lease liability on the Company’s condensed consolidated balance sheets. As of January 1, 2019, the remaining deferred rent of $26,477 was reclassified to the operating lease liability under the new lease standard.

Surna Inc.

Notes to Consolidated Financial Statements

Upon adoption of the new lease standard, the Company recognized its lease for manufacturing and office space (the “Facility Lease”) on the balance sheet as an operating lease right-of-use asset in the amount of $714,416 and as a lease liability of $822,374. The renewal option to extend the Facility Lease is not included in the right-of-use asset or lease liability as the option is not reasonably certain of exercise. The Company regularly evaluates the renewal option and when it is reasonably certain of exercise, the Company will include the renewal period in its lease term.

Under the Facility Lease, the landlord agreed to pay the Company or the Company’s contractors for tenant improvements made by the Company not to exceed $100,000, which were used for normal tenant improvements. The Company determined that these improvements were not specialized and could be utilized by a subsequent tenant and, as such, the improvements were considered assets of the lessor. As of January 1, 2019, the unamortized amount of tenant improvement allowance of $81,481 was treated as a reduction in measuring the right-of-use asset.

Under the Facility Lease, the Company pays the actual amounts for property taxes and insurance, excludes such payments from lease contract consideration, and records such payments as incurred. The Company also pays the landlord for common area maintenance, which is considered a non-lease component. For the Facility Lease, the Company has elected to exclude non-lease components from lease contract consideration.

In determining the right-of-use asset and lease liability, the Company applied a discount rate to the minimum lease payments under the Facility Lease. ASC 842 requires the Company to use the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Since the discount rate is not implicit in the lease agreement, we utilized an estimated incremental borrowing rate provided by the Company’s depository bank.

The lease cost, cash flows and other information related to the Facility Lease were as follows:

For the Year Ended
December 31, 2020
Operating lease cost	$216,889
Operating cash outflow from operating lease	$160,934

As of December 31, 2020
Operating lease right-of-use asset	$343,950
Operating lease liability, current	$266,105
Operating lease liability, long-term	$169,119

Remaining lease term	1.7 years
Discount rate	5.00%

Future annual minimum lease payments on the Facility Lease as of December 31, 2020 were as follows:

Years ended December 31,
2021	281,864
2022	170,891
Total minimum lease payments	452,755
Less imputed interest	(17,531)
Present value of minimum lease payments	$435,224

Surna Inc.

Notes to Consolidated Financial Statements